Debt - Summary of Detailed Information about Borrowings, Carrying Value of Company's Outstanding Debt (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 59,069	R$ 228,879	R$ 285,971
Current portion of long-term debt	9,929	38,473	106,577
Long-term debt, net of current portion	49,140	190,406	179,394
Secured borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	42,464	164,539	201,769
Nonconvertible notes - (Debentures) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16,605	R$ 64,340	R$ 84,202